Segment Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)
Segment Reporting [Abstract]
Long-lived assets | $	$ 82,275	$ 79,224
Number of operating segment | Segment	1